Transactions and Balances With Related Parties	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Transactions and Balances with Related Parties

Note 12. Transactions and Balances with Related Parties

a. Transactions with SUN Corporation

	Six Months Ended June 30
	2022	2021
	(Unaudited)
Revenues	1,719	1,234

b. Balances with SUN Corporation

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Trade receivables	407	214